Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	¥ 1,243,075	¥ 1,356,961
Provision for credit losses	31,644	128,584
Charge-offs	150,777	158,377
Recoveries collected	29,745	31,695
Net charge-offs	121,032	126,682
Other	22,662	11,941
Balance at end of period	1,176,349	1,370,804
Commercial
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	611,622	745,514
Provision for credit losses	(59,859)	14,650
Charge-offs	20,840	18,185
Recoveries collected	3,302	5,759
Net charge-offs	17,538	12,426
Other	(1,055)	(16,651)
Balance at end of period	533,170	731,087
Residential
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	49,607	56,964
Provision for credit losses	(8,018)	(2,408)
Charge-offs	526	75
Recoveries collected	0	5
Net charge-offs	526	70
Other	0	0
Balance at end of period	41,063	54,486
Card
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	40,927	36,423
Provision for credit losses	15,824	13,895
Charge-offs	13,805	11,284
Recoveries collected	370	512
Net charge-offs	13,435	10,772
Other	0	0
Balance at end of period	43,316	39,546
Krungsri
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	423,857	405,211
Provision for credit losses	64,826	76,414
Charge-offs	89,758	101,030
Recoveries collected	20,246	18,452
Net charge-offs	69,512	82,578
Other	32,890	19,772
Balance at end of period	452,061	418,819
Initial allowance for credit losses for loans purchased with credit deterioration	14,067
Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	117,062	112,849
Provision for credit losses	18,871	26,033
Charge-offs	25,848	27,803
Recoveries collected	5,827	6,967
Net charge-offs	20,021	20,836
Other	(9,173)	8,820
Balance at end of period	¥ 106,739	¥ 126,866